BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details) $ in Millions, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Obligations granted by foreign banks	[1]		$ 9,200,571		$ 11,217,308
Obligations granted by domestic banks			4,758,772		5,120,656
Total			$ 13,959,343		$ 16,337,964
BAM Financial Corporation (BFC)
Disclosure of detailed information about borrowings [line items]
Obligations granted by foreign banks		$ 2,904.0		$ 259.4

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290, 4 millions as of December 31, 2019 and USD 259.4 million as of December 31, 2018, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.